Bank Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Line Of Credit Facility [Abstract]
Lines Of Credit

Note 7 – Bank Lines of Credit

The Company has available a $112,500 line of credit with interest payable at the bank’s prime rate plus 1%. The line is unsecured and personally guaranteed by an officer of the Company. The outstanding balance on the line of credit amounted to $112,500 as of March 31, 2013 and December 31, 2012.

Note 12 — Lines of Credit

The Company had available a $112,500 line of credit with interest payable at the bank’s prime rate plus 1%. The line is unsecured and personally guaranteed by an officer of the Company. The outstanding balance on this line of credit amounted to $112,500 and $-0- at December 31, 2012 and 2011, respectively.

 The Company entered into an agreement with a bank for a $2 million credit facility to support its ongoing working capital needs. The credit facility was an accounts receivable formula based line of credit. The Bank had been granted a first position security interest in all of Company’s current and future assets, with the exception of Intellectual Property in which its position is second to the lien of the holder of the Senior Loan described in Note 17. All other secured debt is subordinate to the Bank facility.

The Company was in default under this loan facility on December 31, 2011, whose balance was $652,081 at December 31, 2011, and carried an effective interest rate of 9.5%.

However due to the sale of the TDG Assets, and because the Company was not in compliance with its EBITDA covenants under its loan agreement with the bank as of December 31, 2011 and through to June 15, 2012, the Company was required to pay off and close the line as part of the TDG Asset sale transaction.